Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, authorized		10,000,000	10,000,000
Preferred stock, issued		0	0
Preferred stock, outstanding		0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	150,000,000	150,000,000	150,000,000
Common stock, issued	44,558,000	43,916,000	43,652,000
Common stock, outstanding	44,558,000	43,916,000	43,652,000